Significant Accounting Policies - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies
Restricted cash for insurance captive	$ 190	$ 149
Restricted cash in connection with certain acquisitions	14
Carrying amount of long-term debt	25,700
Estimated fair value of long-term debt	$ 26,800